Condensed Consolidated Statements of Cash Flows (Unaudited September 30, 2012 and 2013) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ 530	$ 1,253	$ 755	$ (19,034)
Provision for loan losses		22	22	859
Provision for real estate losses	577	585	1,388	17,335
Deferred tax provision (benefit)	(621)	1,318	1,991	299
Deferred tax valuation allowance	621	(1,318)	(1,991)	(299)
Amortization (accretion) of premiums (discounts) on investment securities, net	(6)	19	33	(27)
Federal Home Loan Bank stock dividends		(2)	(3)	(6)
Net (gain) loss on disposition of fixed assets	(42)	(149)	(106)	(17)
Gain on sale of real estate owned, net	(690)	(1,135)	(1,223)	784
Net (gain) loss on sales or calls of investment securities	(25)	(542)	(542)	439
Originations of loans held for sale	(37,534)	(35,388)	(46,853)	(32,643)
Proceeds from sales of loans held for sale	38,732	33,605	46,680	34,467
Gain on sale of loans originated to sell	(726)	(668)	(923)	(661)
Depreciation	1,038	1,089	1,445	1,407
Amortization of deferred loan costs, net	83	56	86	215
Earnings on life insurance policies	(603)	(586)	(790)	(769)
Stock compensation expense	168	112	147	68
Accrued interest receivable	(4)	(216)	15	1,029
Prepaid expenses and other assets	4	704	469	1,084
Other liabilities	(569)	(98)	(544)	165
Net cash provided by operating activities	933	(1,339)	56	4,695
INVESTING ACTIVITIES:
Purchases of interest bearing time deposits in banks		(4,470)	(4,470)	(27,113)
Maturities of interest bearing time deposits in banks	4,481	1,743	1,991
Purchases of investment securities, available for sale	(37,293)	(22,499)	(24,776)	(34,186)
Proceeds from sales of investment securities AFS	12,169	5,387	5,387	18,931
Proceeds from maturities/calls/sales of investment securities, available for sale	4,487	20,951	32,268	59,655
Federal Home Loan Bank stock purchased				(633)
Federal Home Loan Bank stock redeemed	116		204	1,320
Loan (originations) repayments, net	(33,278)	(11,270)	(4,461)	34,083
Loan participations purchased	(3,391)	(1,662)	(6,650)	(4,000)
Loan participations sold	23,938			7,000
Proceeds from sales of real estate owned	8,004	12,648	16,675	10,242
Other cash activity - real estate owned	89	(191)
Improvements to real estate owned			(257)	(26)
Proceeds from sales of office properties and equipment	1,871	272	272	21
Purchases of office properties and equipment	(1,173)	(688)	(804)	(615)
Net cash provided by investing activities	(19,980)	221	9,992	45,748
FINANCING ACTIVITIES:
Net decrease in deposits	22,097	(32,515)	(43,530)	(43,219)
Sale of deposits in connection with branch sales	(21,692)
Repayment of advances from Federal Home Loan Bank	(2,141)	(3,505)	(3,570)	(11,514)
Net (decrease) increase in advance payments by borrowers for taxes and insurance	(175)	(281)	(140)	90
Proceeds from issuance of common stock				47,592
Proceeds from exercise of warrants	1,786
Net cash used in financing activities	(125)	(36,301)	(47,240)	(7,051)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(19,172)	(37,419)	(37,192)	43,392
CASH AND CASH EQUIVALENTS:
Beginning of period	42,607	79,799	79,799	36,407
End of period	23,435	42,380	42,607	79,799
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION—
Interest	2,506	3,475	4,453	6,847
Income taxes	11
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Real estate and other assets acquired in settlement of loans	1,972	5,707	6,792	15,658
Loans to facilitate sales of real estate owned	815	1,378	1,664	3,925
Investment securities purchased—not settled		1,435		1,634
Preferred dividends cancelled				$ 929